UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01449
Columbia Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Growth Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 15.1%
Hotels, Restaurants & Leisure – 3.4%
	Carnival Corp.	163,600	8,672,436
	Hilton Hotels Corp.	294,500	6,084,370
	Marriott International, Inc., Class A	223,400	12,700,290
		Hotels, Restaurants & Leisure Total	27,457,096
Internet & Catalog Retail – 1.5%
	eBay, Inc. (a)	107,300	12,065,885
		Internet & Catalog Retail Total	12,065,885
Media – 1.6%
	Omnicom Group	70,100	5,678,100
	XM Satellite Radio Holdings, Inc., Class A (a)	189,400	6,990,754
		Media Total	12,668,854
Multiline Retail – 0.3%
	Nordstrom, Inc.	54,000	2,362,500
		Multiline Retail Total	2,362,500
Specialty Retail – 6.3%
	Bed Bath & Beyond, Inc. (a)	167,460	6,686,343
	Best Buy Co., Inc.	113,060	6,374,323
	Chico’s FAS, Inc. (a)	200,500	7,739,300
	Home Depot, Inc.	199,900	8,345,825
	Lowe’s Companies, Inc.	176,680	9,775,704
	Staples, Inc.	379,600	12,113,036
		Specialty Retail Total	51,034,531
Textiles, Apparel & Luxury Goods – 2.0%
	Coach, Inc. (a)	153,100	7,630,504
	NIKE, Inc., Class B	96,800	8,195,088

		Textiles, Apparel & Luxury Goods Total	15,825,592
		CONSUMER DISCRETIONARY TOTAL	121,414,458

CONSUMER STAPLES – 8.9%
Beverages – 1.5%
	PepsiCo, Inc.	239,640	11,960,432
		Beverages Total	11,960,432
Food & Staples Retailing – 1.0%
	Costco Wholesale Corp.	65,000	3,159,000
	Sysco Corp.	126,310	4,389,272
		Food & Staples Retailing Total	7,548,272

		Shares	Value ($)*
Food Products – 0.5%
	Hershey Foods Corp.	76,500	3,962,700
		Food Products Total	3,962,700

Household Products – 1.8%
	Procter & Gamble Co.	273,220	14,611,806
		Household Products Total	14,611,806
Personal Products – 2.7%
	Alberto-Culver Co.	212,245	9,826,944
	Avon Products, Inc.	316,900	11,896,426
		Personal Products Total	21,723,370
Tobacco – 1.4%
	Altria Group, Inc.	197,700	11,365,773
		Tobacco Total	11,365,773
		CONSUMER STAPLES TOTAL	71,172,353
ENERGY – 1.7%
Energy Equipment & Services – 1.0%
	National-Oilwell, Inc. (a)	127,500	4,615,500
	Smith International, Inc. (a)	54,900	3,325,293
		Energy Equipment & Services Total	7,940,793
Oil & Gas – 0.7%
	EOG Resources, Inc.	76,000	5,705,320
		Oil & Gas Total	5,705,320
		ENERGY TOTAL	13,646,113
FINANCIALS – 11.0%
Capital Markets – 1.5%
	Goldman Sachs Group, Inc.	71,300	7,469,388
	Merrill Lynch & Co., Inc.	79,800	4,445,658
		Capital Markets Total	11,915,046
Commercial Banks – 1.4%
	North Fork Bancorporation, Inc.	109,050	3,140,640
	Wells Fargo & Co.	137,800	8,511,906
		Commercial Banks Total	11,652,546
Consumer Finance – 2.0%
	American Express Co.	222,000	12,367,620
	MBNA Corp.	133,300	3,540,448
		Consumer Finance Total	15,908,068
Diversified Financial Services – 2.0%
	Citigroup, Inc.	352,526	15,775,539
		Diversified Financial Services Total	15,775,539

		Shares	Value ($)*
Insurance – 4.1%
	American International Group, Inc.	108,300	6,860,805
	Chubb Corp.	96,000	7,316,160
	Prudential Financial, Inc.	127,300	6,231,335
	RenaissanceRe Holdings Ltd.	252,700	12,723,445
		Insurance Total	33,131,745
		FINANCIALS TOTAL	88,382,944
HEALTH CARE – 23.6%
Biotechnology – 2.8%
	Amgen, Inc. (a)	123,400	7,408,936
	Biogen Idec, Inc. (a)	73,100	4,289,508
	Genentech, Inc. (a)	167,800	8,096,350
	Gilead Sciences, Inc. (a)	68,400	2,357,064
		Biotechnology Total	22,151,858
Health Care Equipment & Supplies – 7.9%
	Alcon, Inc.	117,900	8,785,908
	Kinetic Concepts, Inc. (a)	121,500	7,705,530
	St. Jude Medical, Inc. (a)	148,100	5,648,534
	Thermo Electron Corp. (a)	267,700	8,097,925
	Varian Medical Systems, Inc. (a)	437,400	18,405,792
	Zimmer Holdings, Inc. (a)	185,200	15,112,320
		Health Care Equipment & Supplies Total	63,756,009
Health Care Providers & Services – 4.0%
	Caremark Rx, Inc. (a)	294,200	10,520,592
	UnitedHealth Group, Inc.	136,150	11,280,028
	WellPoint, Inc. (a)	83,050	10,389,555
		Health Care Providers & Services Total	32,190,175
Pharmaceuticals – 8.9%
	Abbott Laboratories	93,900	3,940,044
	Eli Lilly and Co.	126,400	6,740,912
	Johnson & Johnson	414,100	24,978,512
	Novartis AG, ADR	160,700	7,721,635
	Pfizer, Inc.	548,833	15,241,092
	Teva Pharmaceutical Industries Ltd., ADR	485,846	13,253,879
		Pharmaceuticals Total	71,876,074
		HEALTH CARE TOTAL	189,974,116
INDUSTRIALS – 11.0%
Aerospace & Defense – 0.3%
	United Technologies Corp.	20,600	2,010,148
		Aerospace & Defense Total	2,010,148

		Shares	Value ($)*
Air Freight & Logistics – 0.8%
	United Parcel Service, Inc., Class B	80,800	6,799,320
		Air Freight & Logistics Total	6,799,320
Building Products – 0.9%
	American Standard Companies, Inc. (a)	181,400	7,063,716
		Building Products Total	7,063,716
Commercial Services & Supplies – 0.5%
	Cendant Corp.	190,400	4,316,368
		Commercial Services & Supplies Total	4,316,368
Electrical Equipment – 1.1%
	Rockwell Automation, Inc.	177,800	8,409,940
		Electrical Equipment Total	8,409,940
Industrial Conglomerates – 5.4%
	3M Co.	84,100	6,693,519
	General Electric Co.	431,285	15,250,237
	Tyco International Ltd.	619,410	21,041,358
		Industrial Conglomerates Total	42,985,114
Machinery – 2.0%
	Ingersoll-Rand Co., Class A	111,200	8,275,504
	ITT Industries, Inc.	95,600	8,137,472
		Machinery Total	16,412,976
		INDUSTRIALS TOTAL	87,997,582
INFORMATION TECHNOLOGY – 24.8%
Communications Equipment – 4.7%
	Avaya, Inc. (a)	308,300	5,062,286
	Cisco Systems, Inc. (a)	1,105,075	20,675,953
	Motorola, Inc.	223,200	4,298,832
	QUALCOMM, Inc.	195,000	8,115,900
		Communications Equipment Total	38,152,971
Computers & Peripherals – 5.7%
	Dell, Inc. (a)	385,290	15,611,951
	EMC Corp. (a)	331,400	4,447,388
	International Business Machines Corp.	156,400	14,739,136
	Lexmark International, Inc., Class A (a)	128,500	10,909,650
		Computers & Peripherals Total	45,708,125
Internet Software & Services – 1.4%
	Yahoo!, Inc. (a)	289,900	10,906,038
		Internet Software & Services Total	10,906,038

		Shares	Value ($)*
IT Services – 1.5%
	Automatic Data Processing, Inc.	72,700	3,310,031
	Cognizant Technology Solutions Corp., Class A (a)	235,200	8,968,176
		IT Services Total	12,278,207
Semiconductors & Semiconductor Equipment – 5.2%
	Altera Corp. (a)	203,500	4,615,380
	Intel Corp.	818,870	18,301,745
	Linear Technology Corp.	53,800	2,053,008
	Microchip Technology, Inc.	90,300	2,544,654
	Samsung Electronics Co., Ltd., GDR (b)	19,400	3,977,000
	Teradyne, Inc. (a)	127,400	2,173,444
	Texas Instruments, Inc.	328,800	7,950,384
		Semiconductors & Semiconductor Equipment Total	41,615,615
Software – 6.3%
	Amdocs Ltd. (a)	126,000	3,257,100
	Microsoft Corp.	1,198,300	32,126,423
	Oracle Corp. (a)	658,990	8,342,813
	SAP AG, ADR	106,000	4,717,000
	Symantec Corp. (a)	27,800	1,773,918
		Software Total	50,217,254
		INFORMATION TECHNOLOGY TOTAL	198,878,210
MATERIALS – 1.6%
Chemicals – 0.5%
	Praxair, Inc.	90,500	4,063,450
		Chemicals Total	4,063,450
Metals & Mining – 1.1%
	Alcoa, Inc.	259,100	8,804,218
		Metals & Mining Total	8,804,218
		MATERIALS TOTAL	12,867,668
	Total Common Stocks (cost of $667,626,461)		784,333,444
Preferred Stock – 1.1%
CONSUMER DISCRETIONARY – 1.1%
Media – 1.1%
	News Corp., Ltd., ADR	508,400	8,993,596
		Media Total	8,993,596
		CONSUMER DISCRETIONARY TOTAL	8,993,596
	Total Preferred Stocks (cost of $8,388,451)		8,993,596

		Par ($)	Value ($)*
Short-Term Obligation – 0.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value of $3,421,556 (repurchase proceeds $3,353,171)	3,353,000	3,353,000

	Total Short-Term Obligation (cost of $3,353,000)		3,353,000

	Total Investments – 99.2% (cost of $679,367,912) (c)(d)		796,680,040

	Other Assets & Liabilities, Net – 0.8%		6,722,422

	Net Assets – 100.0%		803,402,462

Notes to Investment Portfolio:

*    Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)  Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security represents 0.5% of net assets.

(c)  Cost for federal income tax purposes is $679,367,912.

(d) Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net
Appreciation	Depreciation	Appreciation
$123,046,011	$(5,733,883)	$117,312,128

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005